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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.3%
	ASSET MANAGEMENT - 13.0%
18,190	Aker ASA	$ 1,312,218
884,538	Dundee Corporation(a)	1,133,978
21,284	EXOR N.V.	1,773,805
196,438	Grupo de Inversiones Suramericana S.A.	1,002,263
		5,222,264
	BANKING - 13.1%
2,127,196	IDFC First Bank Ltd.(a)	1,251,420
259,477	Metro Bank plc(a)	370,318
88,800	Shinsei Bank Ltd.	1,103,332
221,880	Standard Chartered plc	1,388,789
91,578	UniCredit SpA	1,142,436
		5,256,295
	CHEMICALS - 2.8%
18,695	Nutrien Ltd.	1,134,600

	FORESTRY, PAPER & WOOD PRODUCTS - 2.1%
166,743	Canfor Pulp Products, Inc.(a)	861,656

	HOUSEHOLD PRODUCTS - 3.2%
16,171	Spectrum Brands Holdings, Inc.	1,262,308

	INSTITUTIONAL BROKERAGE - 2.6%
931,078	Edelweiss Financial Services Ltd.	1,036,834

	INSTITUTIONAL FINANCIAL SERVICES – 2.6%
28,826	Jefferies Financial Group, Inc.	1,065,409

	INSURANCE - 5.3%
17,890	NN Group N.V.	928,570
603,591	Westaim Corporation (The)(a)	1,222,801
		2,151,371
	INTERNET MEDIA & SERVICES - 3.5%
119,048	Despegar.com Corporation(a)	1,427,386

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 94.3% (Continued)
	LEISURE FACILITIES & SERVICES - 3.6%
265,511	Arcos Dorados Holdings, Inc., Class A(a)	$ 1,449,690

	METALS & MINING - 8.8%
62,523	Cameco Corporation	1,153,334
196,010	Major Drilling Group International, Inc.(a)	1,237,811
203,873	Osisko Mining, Inc.(a)	477,556
15,120	Wheaton Precious Metals Corporation	681,005
		3,549,706
	OIL & GAS SERVICES & EQUIPMENT - 6.7%
177,997	Enerflex Ltd.	1,080,392
142,663	Tidewater, Inc.(a)	1,640,624
		2,721,016
	REAL ESTATE INVESTMENT TRUSTS - 6.5%
1,818,036	Cromwell Property Group	1,222,415
2,796,581	Hammerson plc	1,398,652
		2,621,067
	REAL ESTATE OWNERS & DEVELOPERS - 14.2%
777,100	BR Properties S.A.	1,262,899
1,282,824	Emaar Properties PJSC	1,466,823
849,990	Sino Land Company Ltd.	1,252,468
738,001	Straits Trading Company Ltd.	1,744,735
		5,726,925
	RETAIL - CONSUMER STAPLES - 1.2%
149,826	Almacenes Exito S.A.	495,293

	SPECIALTY FINANCE - 3.6%
24,656	Bajaj Holdings & Investment Ltd.	1,471,356

	TRANSPORTATION & LOGISTICS - 1.5%
8,163	Copa Holdings S.A., Class A(a)	614,266

	TOTAL COMMON STOCKS (Cost $34,296,575)	38,067,442

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.1%
MONEY MARKET FUNDS - 5.1%
2,065,862	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.01% (Cost $2,065,862)(b)	$ 2,065,862

	TOTAL INVESTMENTS - 99.4% (Cost $36,362,437)	$ 40,133,304
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	241,441
	NET ASSETS - 100.0%	$ 40,374,745

LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2021.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
AUGUST 31, 2021

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Real Estate Owners & Developers	14.2%
Banking	13.1%
Asset Management	13.0%
Metals & Mining	8.8%
Oil & Gas Services & Equipment	6.7%
Real Estate Investment Trusts	6.5%
Insurance	5.3%
Leisure Facilities & Services	3.6%
Specialty Finance	3.6%
Internet Media & Services	3.5%
Other	16.0%
Total	94.3%
Other Assets Less Liabilities - Net	5.7%
Grand Total	100.0%

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
AUGUST 31, 2021

Diversification of Assets
Country	% of Net Assets
Canada	22.3%
United States	9.8%
India	9.3%
United Kingdom	7.8%
Italy	7.2%
Singapore	4.3%
Colombia	3.7%
United Arab Emirates	3.7%
Uruguay	3.6%
Argentina	3.6%
Norway	3.3%
Brazil	3.1%
Hong Kong	3.1%
Australia	3.0%
Japan	2.7%
Netherlands	2.3%
Panama	1.5%
Total	94.3%
Other Assets Less Liabilities - Net	5.7%
Grand Total	100.0%